Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2017 USD ($)
Income Taxes Details Narrative
Future tax benefits arising from net operating loss carryovers	$ 70,945
Less valuation allowance	(70,945)
Net deferred